7. Share-based payments (Details 12) - Employee stock options Market price-based [Member] - $ / shares	12 Months Ended
Dec. 31, 2014
Number of Warrants
Nonvested, Beginning	5,000,000
Vested	(1,000,000)
Nonvested, Ending	4,000,000
Weighted-average Grant Date Fair Value
Nonvested, Beginning	$ 1.58
Vested	1.58
Nonvested, Ending	$ 1.58